Consolidated Statements of Equity (unaudited) - CAD ($) $ in Millions		Total		Common shares	Preference shares	Common Share Warrants	Common Shares	Common Shares Common shares	Preferred Shares	Preferred Shares Preference shares	Warrants	Warrants Common Share Warrants	Paid in Surplus	Retained Earnings	Retained Earnings Common shares	Retained Earnings Preference shares	AOCI [1]	Non-Controlling Interest
Beginning balance at Dec. 31, 2020		$ 16,707					$ 11,040						$ 4,391	$ 501			$ 775	$ 0
Net Earnings (Loss)		444	[2]											444
Other Comprehensive Income (Loss), Net of Tax		(290)															(290)
Comprehensive Income (Loss)		154												444			(290)
Shares issued				$ 6,111	$ 519	$ 216		$ 6,111		$ 519		$ 216
Warrants Exercised		2					2
Stock-Based Compensation Expense		8											8
Dividends		(71)		(71)	(17)										$ (71)	$ (17)
Non-Controlling Interest																		11
Ending balance at Jun. 30, 2021		23,629					17,153		$ 519		$ 216		4,399	857			485	11
Beginning balance at Dec. 31, 2020		16,707					11,040						4,391	501			775	0
Ending balance at Dec. 31, 2021		23,596					17,016		519		215		4,284	878			684	12
Beginning balance at Jun. 30, 2021		23,629					17,153		519		216		4,399	857			485	11
Ending balance at Jun. 30, 2022		26,275					16,653		519		194		3,354	4,642			913	12
Beginning balance at Dec. 31, 2021		23,596					17,016		519		215		4,284	878			684	12
Net Earnings (Loss)		4,057												4,057
Other Comprehensive Income (Loss), Net of Tax		229															229
Comprehensive Income (Loss)		4,286												4,057			229
Common Shares Issued on Exercise of Stock Options		120					149						(29)
Repurchase Of Equity	[3]	(1,484)					(577)						(907)
Warrants Exercised		44					65				(21)
Stock-Based Compensation Expense		6											6
Dividends		(276)		$ (276)	$ (17)										$ (276)	$ (17)
Ending balance at Jun. 30, 2022		$ 26,275					$ 16,653		$ 519		$ 194		$ 3,354	$ 4,642			$ 913	$ 12

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	See Note 3 for revisions to prior period results.
[3]	Normal course issuer bid (“NCIB”).